CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
OPERATING ACTIVITIES
Net income (loss)	$ 41,377	$ 41,279	$ 1,314
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	10,552	2,653	1,317
Equity in losses (earnings) of joint ventures	(16,622)	(17,123)	5,330
Changes in accrued interest income on advances to joint ventures and demand note	743	2,406	(4,349)
Amortization of deferred debt issuance cost and fair value of debt assumed	2,013	2,480	4,362
Amortization in revenue for above market contract	2,405	605	0
Changes in accrued interest expense	(227)	(162)	1,146
Refundable value added tax on import	0	0	(26,298)
Net currency exchange losses (gains)	(109)	102	(271)
Unrealized loss (gain) on derivative instruments	(1,839)	(949)	161
Deferred tax expense and provision for tax uncertainty	3,548	(1,033)	(24)
Issuance of units for board of directors' fees	189	0	0
Other adjustments	426	135	59
Changes in working capital:
Restricted cash	2,829	10,007	(22,180)
Trade receivables	(83)	(2,011)	(6,115)
Unbilled construction contract income	0	0	55,174
Inventory	70	271	0
Prepaid expenses and other receivables	(81)	235	26
Trade payables	(321)	154	864
Amounts due to owners and affiliates	(9,228)	(3,486)	6,019
Value added and withholding tax liability	3,043	2,892	7,660
Accrued liabilities and other payables	743	4,330	3,781
Net cash provided by (used in) operating activities	39,428	42,785	27,976
INVESTING ACTIVITIES
Expenditure for vessel, newbuildings and other equipment	(537)	(955)	(170,906)
Demand note made to Hoegh LNG	0	0	(140,000)
Receipts from repayment of principal on advances to joint ventures	6,029	5,796	6,666
Receipts from repayment of principal on direct financing lease	3,192	2,919	1,341
Cash acquired in the acquisition of the Hoegh Gallant	0	7,695	0
Increase in restricted cash for acquisition of Hoegh Grace entities	(91,768)	0	0
(Increase) decrease in restricted cash	0	0	10,700
Net cash provided by (used in) investing activities	(83,084)	15,455	(292,199)
FINANCING ACTIVITIES
Proceeds from long-term debt	0	0	257,099
Proceeds from amounts due to owners and affiliates	0	0	10,193
Proceeds from loans and promissory notes due to owners and affiliates	8,622	0	650
Repayment of long-term debt	(32,208)	(22,348)	(44,766)
Repayment of amounts due to owners and affiliates	(12,617)	0	(25,400)
Repayments of loans and promissory notes due to owners and affiliates	0	0	(49,150)
Contributions from (distributions to) owners	0	0	(11,198)
Customer loan for funding of value added liability on import	(6,233)	(4,769)	26,297
Payment of debt issuance cost	0	(189)	(8,023)
Proceeds from initial public offering, net of underwriters' discounts and expenses	0	0	203,467
Cash from proceeds of initial public offering distributed to Hoegh LNG	0	0	(43,467)
Net proceeds from issuance of common units (note 22)	111,529	0	0
Cash distributions to unitholders	(43,877)	(35,524)	(4,826)
Proceeds from indemnifications received from Höegh LNG	3,843	6,596	0
Cash settlement of derivative instruments	0	0	(1,100)
(Increase) decrease in restricted cash	644	385	(15,184)
Net cash provided by (used in) financing activities	29,703	(55,849)	294,592
Increase (decrease) in cash and cash equivalents	(13,953)	2,391	30,369
Cash and cash equivalents, beginning of period	32,868	30,477	108
Cash and cash equivalents, end of period	$ 18,915	$ 32,868	$ 30,477